Property and Equipment - Additional Information (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Depreciation and amortization expense		$ 1,300,000	$ 300,000	$ 1,500,000	$ 600,000	$ 1,300,000	$ 1,100,000
Long-Lived Asset, Held and Used, Impairment Loss				1,625,000	$ 0
2024 Lease
Property, Plant, and Equipment [Line Items]
Long-Lived Asset, Held and Used, Impairment Loss				1,600,000
Furniture and Fixtures [Member] | 2024 Lease
Property, Plant, and Equipment [Line Items]
Long-Lived Asset, Held and Used, Impairment Loss				1,400,000
Laboratory Equipment [Member] | 2024 Lease
Property, Plant, and Equipment [Line Items]
Long-Lived Asset, Held and Used, Impairment Loss				200,000
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense | 2024 Lease
Property, Plant, and Equipment [Line Items]
Long-Lived Asset, Held and Used, Impairment Loss				500,000
Location, Statement of Income, Balance [Axis]: us-gaap:OperatingExpenses | Serapha Bio Inc [Member]
Property, Plant, and Equipment [Line Items]
Depreciation				300,000
Location, Statement of Income, Balance [Axis]: us-gaap:OperatingExpenses | Leasehold Improvements [Member] | 2024 Lease
Property, Plant, and Equipment [Line Items]
Depreciation	$ 800			800,000
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense | 2024 Lease
Property, Plant, and Equipment [Line Items]
Long-Lived Asset, Held and Used, Impairment Loss				$ 1,100,000